CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
CONTINGENT LIABILITIES
NOTE 12	-	CONTINGENT LIABILITIES

A.	Claims

1.
During year 2016 Brazilian Federal Communication Agency – Anatel issued a tax assessment for FUST contribution (contribution on telecommunication services) levied on the monitoring services rendered by the company and additional tax assessment for FUNTELL contribution (contribution to Fund for the Technological Development of Telecommunication) levied on the monitoring services rendered by the company regarding all for the period 2007-2012.Total amounts of approximately R$25.2 million (US $4.1 million) as of December 2024, including interest and penalties. The reason Anatel demands the payment of FUST and FUNTELL from the company is the fact that in order to provide monitoring services the company needs to operate telecommunication equipment in a given radio frequency. The authorities have construed that the company render telecommunication services and taxes should be levied in relation to Net Revenues. Based on the legal opinion of the subsidiary’s Brazilian legal counsel the company believe that such claim is without merit, the interpretation of the legislation is mistaken, given that the company don’t render telecommunication services, but rather services of monitoring goods and persons for security purposes and therefore the chances of the company success are more likely than not. The company have filed a defense against such claims. The company are currently awaiting the Lower Court or Administrative decisions on all the aforementioned FUST and FUNTELL claims.

2.
Claims are filed against the Company and its subsidiaries from time to time during the ordinary course of business, usually with respect to civil, labor and commercial matters.  The Company's management believes, based on its legal counsels' assessment, that the provision for contingencies recognized in the balance sheet is sufficient and that currently there are no claims (other than those described in this Note above) that are material, to the consolidated financial statements as a whole.

B.
The Company was declared a monopoly under the Israeli Antitrust Law, 1988, in the market for the provision of systems for the location of vehicles in Israel.  Under Israeli law, a monopoly is prohibited from taking certain actions, such as predatory pricing and the provision of loyalty discounts, which prohibitions do not apply to other companies.  The Israeli Competition Authority may further declare that the Company has abused its position in the market.  Any such declaration in any suit in which it is claimed that the Company engages in anticompetitive conduct may serve as prima facie evidence that the Company is either a monopoly or that it has engaged in anticompetitive behavior.  Furthermore, it may be ordered to take or refrain from taking certain actions, such as setting maximum prices, in order to protect against unfair competition.